Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES
9.	INCOME TAXES

Income before income tax are all from outside of mainland China for the years ended December 31, 2019, 2020 and 2021. The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income tax expense	1,700	2,967	-
Deferred income tax expense	-	-	-
Total income tax expense	1,700	2,967	-

Cayman Islands

Zhangmen Education Inc. is incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains for the years ended December 31, 2019, 2020 and 2021.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiary, Global Online Education HK Limited., which domiciled in Hong Kong, has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK dollar 2,000,000 of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended December 31, 2019, 2020 and 2021.

PRC

The Company’s subsidiary, the VIEs and the VIEs’ subsidiaries, which were entities incorporated in the PRC (the “PRC entities”), are subject to PRC Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008. Zhangxue (WFOE) obtained High and New Technology Enterprise status from 2020 and accordingly was entitled to the 15% preferential tax rate if certain conditions were met. Certain entities within the Group are qualified as small low-profit enterprises. For the years ended December 31, 2019 and 2020, the portion of annual taxable income amount of a small low-profit enterprises which does not exceed RMB1 million shall be computed at a reduced rate of 25% as taxable income amount, and be subject to enterprise income tax at 20% tax rate; the portion of annual taxable income amount which exceeds RMB1 million but does not exceed RMB3 million shall be computed at a reduced rate of 50% as taxable income amount, and be subject to enterprise income tax at 20% tax rate. For the years ended December 31, 2021, the portion of annual taxable income amount of a small low-profit enterprises which does not exceed RMB1 million shall be computed at a reduced rate of 12.5% as taxable income amount, and be subject to enterprise income tax at 20% tax rate; the portion of annual taxable income amount which exceeds RMB1 million but does not exceed RMB3 million shall be computed at a reduced rate of 50% as taxable income amount, and be subject to enterprise income tax at 20% tax rate.

9.	INCOME TAXES - continued

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Net operating loss carrying forwards	775,798	986,482
Advertising expenses	116,245	59,062
Accrued salary	108,449	172,165
Lease termination loss	-	16,791
Rental	16,908	-
Property and equipment, net	242	-
Total deferred tax assets	1,017,642	1,234,500
Less: valuation allowance	(1,017,642)	(1,234,500)
Deferred tax assets, net	-	-

As of December 31, 2021, the Group had net operating loss carrying forwards of RMB4,415,338 from the Group’s PRC entities, which will expire on various dates from December 31, 2022 to December 31, 2026. The Group operates its business through its subsidiaries and VIEs. The Group does not file consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of RMB1,234,500 had been established as of December 31, 2021, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliations of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
Statutory income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(0.62)%	(1.00)%	(0.54)%
Effect of preferential tax rate and local tax exemption	(0.01)%	(0.03)%	(2.10)%
Effect of research and development expenses super deduction	2.07%	4.86%	2.97%
Effect of different tax rates of subsidiary operating in other jurisdiction and withhold tax	0.16%	0.52%	(0.70)%
Effect of change in income tax rates	-	-	(6.28)%
Effect of valuation allowance	(26.71)%	(29.64)%	(18.35)%
Effective tax rate	(0.11)%	(0.29)%	0.00%

9.	INCOME TAXES - continued

The movements of valuation allowance for the years end December 31, 2019, 2020 and 2021 are as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	315,739	717,537	1,017,642
Additions	401,798	300,105	216,858
Reversal	-	-	-
Balance at end of the year	717,537	1,017,642	1,234,500

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2019, 2020 and 2021.

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis of an investment in a more than 50% interest in a domestic subsidiary often represent the outside basis difference. However, recognition is not required in situations where the tax law provides a means by which such outside basis difference can be recovered tax-free and the enterprise expects that it will ultimately use that means. A deferred tax liability should be recognized on the undistributed earnings of the WFOE and VIE, unless a feasible means to achieve tax free recovery of the outside basis differences exists and management expects that it will ultimately use that means. As of December 31, 2020 and 2021, the WFOE and the VIEs all have accumulated loss and therefore no deferred tax liabilities needs to be provided.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.